Accrued Royalties (Details)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Accrued Royalties [Line Items]
Accrued royalties	$ 714,194
Additional accrued	6,438
Royalty accrual amount	$ 720,632
Licensing Agreements [Member]
Accrued Royalties [Line Items]
Revenue per user fee (in Dollars per share) | $ / shares	$ 0.5
Royalties amount	$ 50,000
Minimum [Member]
Accrued Royalties [Line Items]
Percentage of royalty fees	5.00%
Maximum [Member]
Accrued Royalties [Line Items]
Percentage of royalty fees	50.00%